Interests in associates and joint ventures - Sensitivity of VIU (Details) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Bank of Communications Co., Limited
Disclosure of associates [line items]
Fair value of investments in associates for which there are quoted market prices	$ 8,718,000,000		$ 10,054,000,000
Carrying amount	$ 19,630,000,000		$ 18,982,000,000
Long-term profit growth rate	3.00%		3.00%
Long-term asset growth rate	3.00%		3.00%
Discount rate used in current estimate of value in use	11.24%		11.24%
Impairment loss	$ 0
Bank of Communications Co., Limited | Bottom of range
Disclosure of associates [line items]
Value in use of investments in associates after reasonably possible changes in key assumptions	$ 17,300,000,000		$ 18,500,000,000
Discount rate used in current estimate of value in use	10.30%		10.00%
Bank of Communications Co., Limited | Top of range
Disclosure of associates [line items]
Value in use of investments in associates after reasonably possible changes in key assumptions	$ 21,900,000,000		$ 22,800,000,000
Discount rate used in current estimate of value in use	15.00%		15.00%
Bank of Communications Co., Limited | Long-term profit growth rate
Disclosure of associates [line items]
Changes to key assumption to reduce headroom to nil	(0.36%)
Change in bps due to reasonably possible favourable changes in key assumptions	0.00%		0.00%
Change in VIU due to reasonably possible favourable changes in key assumptions	$ 0		$ 0
VIU after reasonably possible favourable changes in key assumptions	$ 20,500,000,000		$ 21,500,000,000
Change in bps due to reasonably possible unfavourable changes in key assumptions	(0.50%)		(0.50%)
Change in VIU due to reasonably possible unfavourable changes in key assumptions	$ (1,200,000,000)		$ (1,300,000,000)
VIU after reasonably possible unfavourable changes in key assumptions	$ 19,300,000,000		$ 20,200,000,000
Bank of Communications Co., Limited | Long-term asset growth rate
Disclosure of associates [line items]
Changes to key assumption to reduce headroom to nil	0.32%
Change in bps due to reasonably possible favourable changes in key assumptions	(0.50%)		(0.50%)
Change in VIU due to reasonably possible favourable changes in key assumptions	$ 1,300,000,000		$ 1,400,000,000
VIU after reasonably possible favourable changes in key assumptions	$ 21,800,000,000		$ 22,900,000,000
Change in bps due to reasonably possible unfavourable changes in key assumptions	0.00%		0.00%
Change in VIU due to reasonably possible unfavourable changes in key assumptions	$ 0		$ 0
VIU after reasonably possible unfavourable changes in key assumptions	$ 20,500,000,000		$ 21,500,000,000
Bank of Communications Co., Limited | Discount rate
Disclosure of associates [line items]
Changes to key assumption to reduce headroom to nil	0.41%
Change in bps due to reasonably possible favourable changes in key assumptions	(0.24%)		(0.54%)
Change in VIU due to reasonably possible favourable changes in key assumptions	$ 600,000,000		$ 1,400,000,000
VIU after reasonably possible favourable changes in key assumptions	$ 21,100,000,000		$ 22,900,000,000
Change in bps due to reasonably possible unfavourable changes in key assumptions	0.86%		0.56%
Change in VIU due to reasonably possible unfavourable changes in key assumptions	$ (1,800,000,000)		$ (1,200,000,000)
VIU after reasonably possible unfavourable changes in key assumptions	$ 18,700,000,000		20,300,000,000
Bank of Communications Co., Limited | Expected credit losses as a percentage of customer advances
Disclosure of associates [line items]
Changes to key assumption to reduce headroom to nil	0.06%
Change in VIU due to reasonably possible favourable changes in key assumptions	$ 500,000,000		1,000,000,000
VIU after reasonably possible favourable changes in key assumptions	21,000,000,000		22,500,000,000
Change in VIU due to reasonably possible unfavourable changes in key assumptions	(2,200,000,000)		(1,200,000,000)
VIU after reasonably possible unfavourable changes in key assumptions	$ 18,300,000,000		$ 20,300,000,000
Bank of Communications Co., Limited | Expected credit losses as a percentage of customer advances | Not later than four yyears
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions	0.93%		0.90%
Change in bps due to reasonably possible unfavourable changes in key assumptions	1.08%		1.08%
Bank of Communications Co., Limited | Expected credit losses as a percentage of customer advances | After four years
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions	0.75%		0.70%
Change in bps due to reasonably possible unfavourable changes in key assumptions	0.92%		0.81%
Bank of Communications Co., Limited | Risk-weighted assets as a percentage of total assets
Disclosure of associates [line items]
Changes to key assumption to reduce headroom to nil	2.34%
Change in bps due to reasonably possible favourable changes in key assumptions	(1.90%)		(0.96%)
Change in VIU due to reasonably possible favourable changes in key assumptions	$ 500,000,000		$ 400,000,000
VIU after reasonably possible favourable changes in key assumptions	$ 21,000,000,000		$ 21,900,000,000
Change in bps due to reasonably possible unfavourable changes in key assumptions	0.93%		0.12%
Change in VIU due to reasonably possible unfavourable changes in key assumptions	$ (500,000,000)		$ 0
VIU after reasonably possible unfavourable changes in key assumptions	$ 20,000,000,000		$ 21,500,000,000
Bank of Communications Co., Limited | Operating income
Disclosure of associates [line items]
Changes to key assumption to reduce headroom to nil	(0.62%)
Change in bps due to reasonably possible favourable changes in key assumptions	0.64%		0.14%
Change in VIU due to reasonably possible favourable changes in key assumptions	$ 1,000,000,000		$ 300,000,000
VIU after reasonably possible favourable changes in key assumptions	$ 21,500,000,000		$ 21,800,000,000
Change in bps due to reasonably possible unfavourable changes in key assumptions	(0.69%)		(1.02%)
Change in VIU due to reasonably possible unfavourable changes in key assumptions	$ (900,000,000)		$ (1,800,000,000)
VIU after reasonably possible unfavourable changes in key assumptions	$ 19,600,000,000		$ 19,700,000,000
Bank of Communications Co., Limited | Cost-income ratio
Disclosure of associates [line items]
Changes to key assumption to reduce headroom to nil	1.39%
Change in bps due to reasonably possible favourable changes in key assumptions	(2.05%)		(1.75%)
Change in VIU due to reasonably possible favourable changes in key assumptions	$ 1,500,000,000		$ 1,000,000,000
VIU after reasonably possible favourable changes in key assumptions	$ 22,000,000,000		$ 22,500,000,000
Change in bps due to reasonably possible unfavourable changes in key assumptions	1.79%		0.95%
Change in VIU due to reasonably possible unfavourable changes in key assumptions	$ (1,300,000,000)		$ (1,200,000,000)
VIU after reasonably possible unfavourable changes in key assumptions	$ 19,200,000,000		$ 20,300,000,000
Bank of Communications Co., Limited | Long-term effective tax rate
Disclosure of associates [line items]
Changes to key assumption to reduce headroom to nil	3.20%
Change in bps due to reasonably possible favourable changes in key assumptions	(4.33%)		(3.52%)
Change in VIU due to reasonably possible favourable changes in key assumptions	$ 1,200,000,000		$ 1,000,000,000
VIU after reasonably possible favourable changes in key assumptions	$ 21,700,000,000		$ 22,500,000,000
Change in bps due to reasonably possible unfavourable changes in key assumptions	2.50%		2.50%
Change in VIU due to reasonably possible unfavourable changes in key assumptions	$ (700,000,000)		$ (700,000,000)
VIU after reasonably possible unfavourable changes in key assumptions	$ 19,800,000,000		$ 20,800,000,000
Bank of Communications Co., Limited | Capital requirements – capital adequacy ratio
Disclosure of associates [line items]
Changes to key assumption to reduce headroom to nil	0.44%
Change in bps due to reasonably possible favourable changes in key assumptions	0.00%		0.00%
Change in VIU due to reasonably possible favourable changes in key assumptions	$ 0		$ 0
VIU after reasonably possible favourable changes in key assumptions	$ 20,500,000,000		$ 21,500,000,000
Change in bps due to reasonably possible unfavourable changes in key assumptions	2.66%		3.37%
Change in VIU due to reasonably possible unfavourable changes in key assumptions	$ (6,000,000,000)		$ (8,200,000,000)
VIU after reasonably possible unfavourable changes in key assumptions	$ 14,500,000,000		$ 13,300,000,000
Bank of Communications Co., Limited | Capital requirements – tier 1 capital adequacy ratio
Disclosure of associates [line items]
Changes to key assumption to reduce headroom to nil	1.37%
Change in bps due to reasonably possible favourable changes in key assumptions	0.00%		0.00%
Change in VIU due to reasonably possible favourable changes in key assumptions	$ 0		$ 0
VIU after reasonably possible favourable changes in key assumptions	$ 20,500,000,000		$ 21,500,000,000
Change in bps due to reasonably possible unfavourable changes in key assumptions	2.89%		3.22%
Change in VIU due to reasonably possible unfavourable changes in key assumptions	$ (4,500,000,000)		$ (6,000,000,000)
VIU after reasonably possible unfavourable changes in key assumptions	16,000,000,000		15,500,000,000
The Saudi British Bank
Disclosure of associates [line items]
Fair value of investments in associates for which there are quoted market prices	3,644,000,000		5,550,000,000
Carrying amount	$ 4,139,000,000		$ 4,370,000,000
Proportion of ownership interest in associate	29.20%	40.00%
Long-term profit growth rate	2.55%
Long-term asset growth rate	2.55%
Discount rate used in current estimate of value in use	10.20%
Impairment loss	$ 0
The Saudi British Bank | Discount rate
Disclosure of associates [line items]
Impairment loss	100,000,000
The Saudi British Bank | Cash flow projections
Disclosure of associates [line items]
Impairment loss	$ 100,000,000